Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenue	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 2,472,386	$ 2,603,623	$ 2,610,152
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									348,348	375,769	415,900
Selling, general and administrative									197,407	288,467	204,025
Depreciation and amortization									679,351	736,567	764,903
Gain on satellite insurance recoveries										(9,618)
Total operating expenses									1,225,106	1,391,185	1,384,828
Income (loss) from operations	292,707	310,811	315,060	328,700	333,394	315,948	251,181	311,914	1,247,280	1,212,438	1,225,324
Interest (income) expense, net									944,787	1,122,261	1,310,783
Loss on early extinguishment of debt	(40,400)						(366,800)		(40,423)	(368,089)	(73,542)
Other income (expense), net									(2,593)	(4,918)	(10,128)
Income (loss) before income taxes									259,477	(282,830)	(169,129)
Provision for (benefit from) income taxes									22,971	(30,837)	(19,631)
Net income (loss)	17,220	68,620	67,771	82,896	73,615	88,574	(407,266)	(6,916)	236,506	(251,993)	(149,498)
Net income attributable to noncontrolling interest									(3,974)	(3,687)	(1,639)
Net income (loss) attributable to Intelsat S.A.	16,194	67,624	66,768	81,946	72,631	87,798	(408,305)	(7,804)	232,532	(255,680)	(151,137)
Cumulative preferred dividends									(9,917)	(10,196)
Net income (loss) attributable to common shareholders	16,194	67,624	56,851	81,946	72,631	87,798	(418,501)	(7,804)	222,615	(265,876)	(151,137)
Intelsat S.A. and Other Parent Guarantors [Member]
Operating expenses:
Selling, general and administrative									7,547	62,861	4,247
Total operating expenses									7,547	62,861	4,247
Income (loss) from operations									(7,547)	(62,861)	(4,247)
Interest (income) expense, net									10,153	40,916	67,377
Loss on early extinguishment of debt										(24,185)
Subsidiary income (loss)									250,281	(85,180)	(58,552)
Other income (expense), net									2	(7)	(13)
Income (loss) before income taxes									232,583	(213,149)	(130,189)
Provision for (benefit from) income taxes									53
Net income (loss)									232,530	(213,149)	(130,189)
Net income (loss) attributable to Intelsat S.A.									232,530	(213,149)	(130,189)
Cumulative preferred dividends									(9,917)	(10,196)
Net income (loss) attributable to common shareholders									222,613	(223,345)
Intelsat Luxembourg [Member]
Operating expenses:
Selling, general and administrative									139	8,167	25,264
Total operating expenses									139	8,167	25,264
Income (loss) from operations									(139)	(8,167)	(25,264)
Interest (income) expense, net									274,253	438,052	610,771
Loss on early extinguishment of debt							(232,100)			(341,351)
Subsidiary income (loss)									545,402	728,465	587,519
Other income (expense), net											(1)
Income (loss) before income taxes									271,010	(59,105)	(48,517)
Net income (loss)									271,010	(59,105)	(48,517)
Net income (loss) attributable to Intelsat S.A.									271,010	(59,105)	(48,517)
Net income (loss) attributable to common shareholders									271,010	(59,105)
Intelsat Jackson [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,281,331	2,382,169	2,318,470
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									257,999	266,869	271,230
Selling, general and administrative									132,379	155,035	124,695
Depreciation and amortization									644,597	705,165	726,224
Gain on satellite insurance recoveries										(9,618)
Total operating expenses									1,034,975	1,117,451	1,122,149
Income (loss) from operations									1,246,356	1,264,718	1,196,321
Interest (income) expense, net									660,763	644,838	619,650
Loss on early extinguishment of debt							(110,300)		(40,423)	(2,553)	(67,709)
Subsidiary income (loss)									14,729	70,409	25,510
Other income (expense), net									2,864	577	18,944
Income (loss) before income taxes									562,763	688,313	553,416
Provision for (benefit from) income taxes									17,361	(40,152)	(34,103)
Net income (loss)									545,402	728,465	587,519
Net income (loss) attributable to Intelsat S.A.									545,402	728,465	587,519
Net income (loss) attributable to common shareholders									545,402	728,465
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,281,348	2,382,201	2,318,479
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									257,999	266,869	291,757
Selling, general and administrative									131,874	152,961	123,465
Depreciation and amortization									644,597	705,165	709,120
Gain on satellite insurance recoveries										(9,618)
Total operating expenses									1,034,470	1,115,377	1,124,342
Income (loss) from operations									1,246,878	1,266,824	1,194,137
Interest (income) expense, net									6,605	(10,042)	(223,283)
Subsidiary income (loss)									14,729	70,409	25,510
Other income (expense), net									2,770	42,772	18,951
Income (loss) before income taxes									1,257,772	1,390,047	1,461,881
Provision for (benefit from) income taxes									17,268	(38,819)	(34,103)
Net income (loss)									1,240,504	1,428,866	1,495,984
Net income (loss) attributable to Intelsat S.A.									1,240,504	1,428,866	1,495,984
Net income (loss) attributable to common shareholders									1,240,504	1,428,866
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									592,317	663,354	732,274
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									491,460	504,983	585,263
Selling, general and administrative									57,493	62,469	49,819
Depreciation and amortization									34,754	34,623	40,061
Total operating expenses									583,707	602,075	675,143
Income (loss) from operations									8,610	61,279	57,131
Interest (income) expense, net									(382)	(1,545)	12,985
Loss on early extinguishment of debt											(5,833)
Other income (expense), net									(5,461)	(5,488)	(6,724)
Income (loss) before income taxes									3,531	57,336	31,589
Provision for (benefit from) income taxes									5,557	9,315	14,475
Net income (loss)									(2,026)	48,021	17,114
Net income attributable to noncontrolling interest									(3,974)	(3,687)	(1,639)
Net income (loss) attributable to Intelsat S.A.									(6,000)	44,334	15,475
Net income (loss) attributable to common shareholders									(6,000)	44,334
Consolidation and Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									(2,682,610)	(2,824,101)	(2,759,071)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									(659,110)	(662,952)	(732,350)
Selling, general and administrative									(132,025)	(153,026)	(123,465)
Depreciation and amortization									(644,597)	(708,386)	(710,502)
Gain on satellite insurance recoveries										9,618
Total operating expenses									(1,435,732)	(1,514,746)	(1,566,317)
Income (loss) from operations									(1,246,878)	(1,309,355)	(1,192,754)
Interest (income) expense, net									(6,605)	10,042	223,283
Subsidiary income (loss)									(825,141)	(784,103)	(579,987)
Other income (expense), net									(2,768)	(42,772)	(41,285)
Income (loss) before income taxes									(2,068,182)	(2,146,272)	(2,037,309)
Provision for (benefit from) income taxes									(17,268)	38,819	34,100
Net income (loss)									(2,050,914)	(2,185,091)	(2,071,409)
Net income (loss) attributable to Intelsat S.A.									(2,050,914)	(2,185,091)	(2,071,409)
Net income (loss) attributable to common shareholders									$ (2,050,914)	$ (2,185,091)